                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         09/30/95         (a)
               or fiscal year ending:         /  /           (b)

Is this a transition report? (Y/N)                 N
                                                 -----

Is this an amendment to a previous filing? (Y/N)            N
                                                          -----

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:               Capital Southwest Venture Corporation

         B. File Number:                   811-1947

         C.   Telephone Number:            (214) 233-8242

2.       A.      Street:                   12900 Preston Road, Suite 700
         B.      City: Dallas              C.      State: Texas              D.      Zip Code: 75230       Zip Ext: 1314
         E.      Foreign Country:                                            Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)                       N
                                                                                      ----------

4.       Is this the last filing on this form by Registrant? (Y/N)                        N
                                                                                      ----------

5.       Is Registrant a small business investment company (SBIC)? (Y/N)                  Y
                                                                                      ----------

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                               N
         [If answer is "Y" (Yes), complete only items 89 through 110.]                ----------


7.       A.      Is Registrant a series or multiple portfolio company? (Y/N)              N
                 [If answer is "N" (No), go to item 8.]                               ----------

         B.      How many separate series or portfolios did Registrant have at the end of the period?
                                                                                                       --------------

SCREEN NUMBER: 01              PAGE NUMBER: 01                    SEC2100 (5/90)

                                                         -----------------------
                                                         If filing more than one
                                                         Page 40, "X" box:   [ ]
                                                         -----------------------

For period ending                 09/30/95
                              -----------------
File Number                       811-1947
                              -----------------

FINANCIAL INFORMATION

97.      A.  How many months do the answers to items 97 and 98 cover?    6    Months
                                                                       -----

INCOME

                                                                    For period covered by this form
                                                                            ($000's omitted)
                                                                    -------------------------------
         B.      Net interest income . . . . . . . . . . . . . . . . . . . . . . .       $      817
                                                                                          ---------
         C.      Net dividend income . . . . . . . . . . . . . . . . . . . . . . .       $      598
                                                                                          ---------
         D.      Account maintenance fees  . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         E.      Net other income  . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
EXPENSES

         F.      Gross advisory fees . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         G.      Gross administrator(s) fees . . . . . . . . . . . . . . . . . . .       $
                 (Negative answers allowed for 97H through 97S)                           ---------

         H.      Salaries and other compensation . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         I.      Shareholder servicing agent fees  . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         J.      Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         K.      Postage . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         L.      Printing expenses . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         M.      Directors' fees . . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         N.      Registration fees . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------
         0.      Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $        6
                                                                                          ---------
         P.      Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $      497
                                                                                          ---------
         Q.      Bookkeeping fees paid to anyone performing this service . . . . .       $
                                                                                          ---------
         R.      Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .       $        2
                                                                                          ---------
         S.      Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .       $
                                                                                          ---------

SCREEN NUMBER: 48              PAGE NUMBER: 40                    SEC2100 (5/90)

                                                         -----------------------
                                                         If filing more than one
                                                         Page 41, "X" box:   [ ]
                                                         -----------------------

For period ending                 09/30/95
                              -----------------
File Number                       811-1947
                              -----------------

         Expenses (Negative answers allowed on this screen for 97T through 97W and 97Z only)

                                                                                      For period covered by this form
                                                                                             ($000's omitted)
                                                                                      -------------------------------
         T.      Marketing/distribution payments including payments pursuant
                 to a Rule l2b-1 plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         U.      Amortization of organization expenses  . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         V.      Shareholder meeting expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         W.      Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      102
                                                                                                            ---------
         X.      Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      607
                                                                                                            ---------
         Y.      Expense reimbursements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         Z.      Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      808*
                                                                                                            ---------
         AA.     Realized capital gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         BB.     Realized capital losses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         CC.     1.       Net unrealized appreciation during the period . . . . . . . . . . . . . . .      $    9,363
                                                                                                            ---------
                 2.       Net unrealized depreciation during the period . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         DD.     Total income dividends for which record date passed during the period  . . . . . . .      $
                                                                                                            ---------
         EE.     Total capital gains distributions for which record date passed during the period . .      $    9,418
                                                                                                            ---------
98.      Payments per share outstanding during the entire current period:

         A.      Dividends from net investment income . . . . . . . . . . . . . . . . . . . . . . . .      $         **
                                                                                                            ---------
         NOTE:   Show in fractions of a cent if so declared.

         B.      Distributions of capital gains . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    9.418**
                                                                                                            ---------
         C.      Other distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         NOTE:   Show in fractions of a cent if so declared.

*        Negative answer permitted in this field.
**       Items 98A and 98B should be of the form mn.nnnn (where n = integer).



SCREEN NUMBER: 49              PAGE NUMBER: 41                    SEC2100 (5/90)

                                                         -----------------------
                                                         If filing more than one
                                                         Page 42, "X" box:   [ ]
                                                         -----------------------

For period ending                 09/30/95
                               --------------
File Number                       811-1947
                               --------------

                                                                                                 As of the end of
                                                                                             current reporting period
                                                                                                  (000's omitted)
                                                                                             ------------------------
99.      Assets, liabilities, shareholders' equity:

         A.      Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      226
                                                                                                            ---------
         B.      Repurchase agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         C.      Short-term debt securities other than repurchase agreements  . . . . . . . . . . . .      $   80,100
                                                                                                            ---------
         D.      Long-term debt securities including convertible debt . . . . . . . . . . . . . . . .      $    9,241
                                                                                                            ---------
         E.      Preferred, convertible preferred and adjustable rate preferred stock . . . . . . . .      $    4,965
                                                                                                            ---------
         F.      Common stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   64,484
                                                                                                            ---------
         G.      Options on equities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      756
                                                                                                            ---------
         H.      Options on all futures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         I.      Other investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         J.      Receivables from portfolio instruments sold  . . . . . . . . . . . . . . . . . . . .      $
                                                                                                            ---------
         K.      Receivables from affiliated persons  . . . . . . . . . . . . . . . . . . . . . . . .      $       38
                                                                                                            ---------
         L.      Other receivables  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      105
                                                                                                            ---------
         M.      All other assets   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       74
                                                                                                            ---------
         N.      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  159,989
                                                                                                            ---------

SCREEN NUMBER: 50              PAGE NUMBER: 42                    SEC2100 (5/90)

                                                         -----------------------
                                                         If filing more than one
                                                         Page 43, "X" box:   [ ]
                                                         -----------------------

For period ending                 09/30/95
                               --------------
File Number                       811-1947
                               --------------

                                                                                                As of the end of
                                                                                            current reporting period
                                                                                            (000's omitted except for
                                                                                              per share amounts and
                                                                                               number of accounts)
                                                                                            -------------------------

         0.      Payables for portfolio instruments purchased . . . . . . . . . . . . . . . . . . . . . .  $
                                                                                                            ---------
         P.      Amounts owed to affiliated persons . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   75,159
                                                                                                            ---------
         Q.      Senior long-term debt  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   11,000
                                                                                                            ---------
         R.      All other liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   19,757
                                                                                                            ---------
         S.      Senior equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $
                                                                                                            ---------
         T.      Net assets of common shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   54,073
                                                                                                            ---------
         U.      Number of shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    1,000
                                                                                                            ---------
         V.      Net asset value per share (to nearest cent)  . . . . . . . . . . . . . . . . . . . . . .  $    54.07*
                                                                                                            ---------
         W.      Mark-to-market net asset value per share for money market funds only (to 4 decimals) . .  $         **
                                                                                                            ---------
         X.      Total number of shareholder accounts . . . . . . . . . . . . . . . . . . . . . . . . . .  $        1
                                                                                                            ---------
         Y.      Total value of assets in segregated accounts . . . . . . . . . . . . . . . . . . . . . .  $
                                                                                                            ---------


100.   Monthly average net assets during current reporting period ($000's omitted)  . . . . . . . . . . .  $   52,422
                                                                                                            ---------
101.   Market price per share at end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $
                                                                                                            ---------

*        Net asset value per share must be of the form nnn.nn (where n = integer).
**       Value must be of the form nnn.nnnn (where n = integer).

SCREEN NUMBER: 51              PAGE NUMBER: 43                    SEC2100 (5/90)

                                                         -----------------------
                                                         If filing more than one
                                                         Page 44 "X" box:    [ ]
                                                         -----------------------

For period ending                 09/30/95
                              -----------------
File Number                       811-1947
                              -----------------

102.     A.      Is the Registrant filing any of the following attachments with the current
                 filing of Form N-SAR?                                                                          N
                                                                                                            ---------
                                                                                                               Y/N

         NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or incorporate by reference.


         B.      Matters submitted to a vote of security holders  . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         C.      Policies with respect to security investments  . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         D.      Legal proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         E.      Changes in security for debt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         F.      Defaults and arrears on senior securities  . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         G.      Changes in control of Registrant . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         H.      Terms of new or amended securities . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         I.      Revaluation of assets or restatement of capital share account  . . . . . . . . . . . . .
                                                                                                            ---------
         J.      Changes in Registrant's certifying accountant  . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         K.      Changes in accounting principles and practices . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         L.      Mergers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         M.      Actions required to be reported pursuant to Rule 2a-7  . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         N.      Transactions effected pursuant to Rule 10f-3 . . . . . . . . . . . . . . . . . . . . . .
                                                                                                            ---------
         0.      Information required to be filed pursuant to existing exemptive orders . . . . . . . . .
                                                                                                            ---------

Attachment Information (Cont. on Screen 53)

SCREEN NUMBER: 52              PAGE NUMBER: 44                    SEC2100 (5/90)

This report is signed on behalf of the Registrant, in the City of Dallas, State
of Texas, on the          of November, 1995.
                 --------

                             CAPITAL SOUTHWEST VENTURE CORPORATION

                             By: /s/ TIM SMITH
                                 -----------------------------------------------
                                 Tim Smith, Vice President & Secretary-Treasurer


                             Witness: /s/ WILLIAM R. THOMAS
                                      ------------------------------------------
                                      William R. Thomas, President